                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8104

                               CONSTELLATION FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                         1205 Westlakes Drive Suite 280
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                               Constellation Funds
                                 P.O. Box 219520
                           Kansas City, MO 64105-9520
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-242-5742

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2004

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO OMITTED]
Constellation Funds
          Group





                                                                   ANNUAL REPORT
                                                              September 30, 2004



                                                       TARGET SELECT EQUITY FUND

Contents
--------------------------------------------------------------------------------

Page       Section
2          Disclosure of Fund Expenses
3          Total Returns and Fund Investment Objective
4          Investment Review
7          Statement of Net Assets
10         Statement of Operations
11         Statement of Changes in Net Assets
12         Financial Highlights
14         Notes to Financial Statements
19         Report of Independent Registered Public Accounting Firm
20         Trustees and Officers of the Trust
24         Notice to Shareholders

Constellation Funds
--------------------------------------------------------------------------------

The CONSTELLATION FUNDS offer the CONSTELLATION TARGET SELECT EQUITY FUND (THE "FUND"), a non-diversified mutual fund for individual and institutional investors with three separate classes of shares: Class A, Class C, and Class I. The Class I Shares are the only active class of shares as of September 30, 2004. The minimum initial investment in the Class A and Class C shares is $1,000 ($500 for retirement plans), and the minimum initial investment for Class I Shares is $2,500. The minimum amount for subsequent investments is $50 for Class A, Class C, and Class I Shares. The Fund reserves the right to waive the minimum initial investment, and may do so for financial intermediaries who purchase shares through a brokerage firm or a mutual fund marketplace.

CONSTELLATION INVESTMENT MANAGEMENT COMPANY, LP ("CIMCO"), located in Berwyn, Pennsylvania, was formed on May 19, 2000, and serves as the Investment Adviser to the Fund.

CIMCO has appointed TURNER INVESTMENT PARTNERS, INC. ("TURNER") as sub-adviser to the Fund. Turner is based in Berwyn, Pennsylvania. The firm, founded in 1990, invests in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions. As of September 30, 2004, Turner had over $12 billion in assets under management.

Turner employs a quantitative investment model in its management of the Fund. The model builds a portfolio of the best-ranked companies that is sector neutral to the Russell 3000 Index, over-weighting Large/Small companies and Growth/Value companies based on the forecast of Turners' asset allocation models.


Shareholder Services
--------------------------------------------------------------------------------
The Constellation Funds' shareholders receive annual and semi-annual reports and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1 (866) 242 5742. Or they may write to Constellation Funds, P.O. Box 219520, Kansas City, Missouri 64105-9520

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of the Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that the Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio under "Annualized Expense Ratios" for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund's comparative cost by comparing the hypothetical result for the Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown do not apply to your specific investment.

                                                           BEGINNING      ENDING                  EXPENSE
                                                             ACCOUNT     ACCOUNT    ANNUALIZED       PAID
                                                               VALUE       VALUE       EXPENSE     DURING
                                                          03/31/2004  09/30/2004        RATIOS    PERIOD*
---------------------------------------------------------------------------------------------------------
Constellation Target Select Equity Fund
----------------------------------------------------------------------------------------------------------
Actual Fund Return                                         $1,000.00     $977.70         1.21%      $5.98

Hypothetical 5% Return                                     $1,000.00   $1,018.95         1.21%      $6.11

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average value over the period, multiplied by 183/366 (to reflect the one-half year period).

CONSTELLATION TARGET SELECT EQUITY FUND

Total Returns*
Through September 30, 2004
Current performance may be lower or higher than the performance data quoted. Please call (866)242-5742 for most recent month end performance information.

------------------------------------------------------------------------------------------------------------------------
                                                                      1 Year       3 Year      5 Year          Inception
                                                                      Return       Return      Return          to date**
                                                                                                         (average annual)
-------------------------------------------------------------------------------------------------------------------------
CONSTELLATION TARGET SELECT EQUITY FUND                               15.17%       (3.37)%     (7.79)%            3.27%
Russell 3000 Index                                                    14.26         5.31       (0.10)             3.78
S&P 500 Index                                                         13.87         4.05       (1.31)             3.58
Lipper Multi-Cap Growth Funds Classification                           9.62         3.94       (3.99)             3.62

The investor should consider the investment objectives, risks, charges and expenses before investing. This information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in these funds, can be obtained by calling (866)242-5742. Read the prospectus carefully before investing. The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more then one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indicies mentioned are unmanaged statistical composites of stock market performance. Investing in an index is not possible. The holdings and sector weightings of the Funds are subject to change.

* Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

**The inception date for the Constellation Target Select Equity Fund is December 31, 1997.


Fund Investment Objective
--------------------------------------------------------------------------------

The CONSTELLATION TARGET SELECT EQUITY FUND seeks long-term capital appreciation. It invests primarily (at least 80% of its net assets) in U.S. and foreign common stocks and other equity securities of companies without regard to their market capitalization. This is a non-fundamental investment policy that can be changed by the Fund with up to 60 days prior notice to shareholders. The Fund may invest in securities of companies operating in a broad range of industries located in the U.S. and overseas.

The Fund may employ a multi-manager approach to take advantage of the best investment ideas of a number of sub-advisers, each with its own investment approach. Under a multi-manager approach, each sub-adviser manages a portion of the Fund's assets, under the general supervision of the Fund's investment adviser (such sub-adviser and investment adviser together, the "Advisers"). Here, each sub-adviser selects a relatively small number of securities, as few as 10, for its portion of the Fund's assets. Such a focused security-selection process permits each sub-adviser to act on only the investment ideas that it thinks have the greatest return potential.

The Fund's Investment Adviser, Constellation Investment Management Company, LP ("CIMCO"), ensures that the sub-adviser complies with the Fund's investment policies and guidelines. CIMCO will also recommend the appointment of additional or replacement sub-advisers to the Board of Trustees (the "Board").

Currently CIMCO employs and oversees one sub-adviser, Turner Investment Partners, Inc., which currently manages 100% of the Fund's total assets.

CONSTELLATION TARGET SELECT EQUITY FUND

Investment Review:
--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY & PROCESS
The Constellation Target Select Equity Fund is sub-advised by Turner Investment Partners, Inc. ("MANAGER"). The Fund invests in securities of companies operating in a broad range of industries based primarily on quantitative and fundamental analysis of each company. The manager employs a multi-style, all capitalization approach, with the ability to overweight the style or capitalization believed by management to provide the best opportunity for strong performance and price appreciation. The management team uses quantitative modeling to assist with asset allocation and security selection decisions. They also review the fundamentals of each company within the portfolio to ensure that recent events or news relating to the company that cannot be identified by the quantitative model are considered and their potential impact on stock performance is evaluated. This approach has allowed the fund to retain a well-diversified portfolio, with holdings from a variety of distinct segments of the market.

FUND PERFORMANCE & POSITIONING
For the year ending September 30, 2004, the portfolio posted a gain of 15.17% versus a gain of 14.26% for its benchmark, the Russell 3000 Index. Contributing the most to performance during this time frame were holdings in the health care, consumer discretionary and financial services sectors. Within the consumer discretionary sector, Gap and Best Buy contributed to positive performance. Within the health care sector, hospital care provider, Select Medical, which was not held in the Russell 3000 Index, posted a very strong relative performance. Countrywide Financial, in the financial services sector, also contributed to outperformance of the Index.

Sectors that underperformed the benchmark were technology, autos & transportation and consumer staples. Positions in the semi-conductor and components industry, including Cypress Semiconductor and Fairchild Semiconductor International, detracted from performance. The Fund's position in CSG Systems International, also in the technology sector, had a negative impact on performance. Overweighting Exxon Mobil in the international oil industry also detracted from performance.

There were no significant changes to the strategy of the Fund during the year ending September 30, 2004.

CONSTELLATION TARGET SELECT EQUITY FUND

----------------------------------------------------
FUND PROFILE
----------------------------------------------------

As of September 30, 2004

CUSIP                                                       02077R302
---------------------------------------------------------------------
% of net assets in 10 largest holdings                         20.34%
---------------------------------------------------------------------
# of holdings                                                      85
---------------------------------------------------------------------
Weighted Average Market
   Capitalization                                       $53.7 billion
---------------------------------------------------------------------
Net assets                                              $532 thousand
---------------------------------------------------------------------
Top 10 Holdings
   1   Citigroup
   2   Exxon Mobil
   3   Microsoft
   4   International Business Machines
   5   ChevronTexaco
   6   Verizon Communications
   7   AGCO
   8   Western Wireless, CI A
   9   Navistar International
   10  IndyMac Bancorp

----------------------------------------------------
SECTOR WEIGHTINGS*
----------------------------------------------------
22.7%  Financials
14.2%  Health Care
14.1%  Information Technology
11.9%  Consumer Discretionary
 9.1%  Industrials
 7.0%  Energy
 6.8%  Consumer Staples
 4.9%  Materials
 4.2%  Telecommunication Services
 2.6%  Utilities
 2.5%  Short-Term Investments
 0.0%  Warrants

*Percentages based on Total Investments.

----------------------------------------------------
LIPPER INC. PERFORMANCE RANKING
----------------------------------------------------
As of September 30, 2004

LIPPER MULTI-CAP CORE CATEGORY
PERIOD        RANK                      PERCENTILE

5 year        (324 of 337 funds)        96%
---------------------------------------------------
3 year        (491 of 501 funds)        98%
---------------------------------------------------
1 year        (177 of 684 funds)        26%
---------------------------------------------------

CONSTELLATION TARGET SELECT EQUITY FUND

GROWTH OF A $10,000 INVESTMENT IN THE CONSTELLATION TARGET SELECT EQUITY FUND:
December 31, 1997 - September 30, 2004*


            Target Select Equity    S&P 500      Russell 3000 Index
            --------------------    -------      ------------------
Dec 31 97          $10,000          $10,000           $10,000
Sep 98              10,350           10,601            10,222
Sep 99              18,634           13,548            12,912
Sep 00              32,507           15,347            15,261
Sep 01              13,770           11,262            11,002
Sep 02               8,712            8,954             8,931
Sep 03              10,788           11,138            11,246
Sep 04              12,424           12,683            12,850



ANNUALIZED TOTAL RETURNS
Past 1 year         Past 3 Years       Past 5 Years        Since Inception
15.17%              (3.37%)            (7.79%)             3.27%


*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance graph does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares. The inception date for the Constellation Target Select Equity Fund is December 31, 1997.

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
CONSTELLATION TARGET SELECT EQUITY FUND
September 30, 2004

                                                                        MARKET
                                                              SHARES    VALUE
------------------------------------------------------------------------------
COMMON STOCK -- 99.9%
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.2%
------------------------------------------------------------------------------
American Greetings*                                              290   $ 7,285
AnnTaylor Stores*                                                230     5,382
ArvinMeritor                                                     280     5,250
Barnes & Noble*                                                  170     6,290
Boyd Gaming                                                      240     6,756
CBRL Group                                                       160     5,773
Foot Locker                                                      290     6,873
Home Depot                                                       130     5,096
RadioShack                                                       220     6,301
Toll Brothers*                                                   120     5,559
Walt Disney                                                      190     4,284
                                                                       -------
Total Consumer Discretionary                                            64,849
------------------------------------------------------------------------------
CONSUMER STAPLES--7.0%
------------------------------------------------------------------------------
Altria Group                                                     110     5,174
Anheuser-Busch                                                    50     2,498
Archer-Daniels-Midland                                           450     7,641
Coca-Cola                                                        120     4,806
PepsiCo                                                          120     5,838
Procter & Gamble                                                  90     4,871
Reynolds American                                                 60     4,082
Wal-Mart Stores                                                   40     2,128
                                                                       -------
Total Consumer Staples                                                  37,038
------------------------------------------------------------------------------
ENERGY--7.2%
------------------------------------------------------------------------------
ChevronTexaco                                                    190    10,192
ConocoPhillips                                                    70     5,799
Exxon Mobil                                                      300    14,499
Kerr-McGee                                                        50     2,863

                                                                        MARKET
                                                             SHARES     VALUE
------------------------------------------------------------------------------
Range Resources                                                 290   $  5,072
                                                                      --------
Total Energy                                                            38,425
------------------------------------------------------------------------------
FINANCIALS--23.4%
------------------------------------------------------------------------------
American Financial Realty Trust                                 370      5,221
AmeriCredit*                                                    240      5,011
Bank of America                                                 190      8,233
Citigroup                                                       350     15,442
Commercial Capital Bancorp*                                     330      7,488
Doral Financial Corp                                            150      6,220
Downey Financial                                                150      8,244
Fannie Mae                                                       90      5,706
Freddie Mac                                                      40      2,610
IndyMac Bancorp                                                 240      8,688
JPMorgan Chase                                                  160      6,357
Merrill Lynch                                                    90      4,475
Morgan Stanley                                                   50      2,465
Ohio Casualty*                                                  410      8,581
Phoenix                                                         550      5,731
ProAssurance*                                                   200      7,004
Providian Financial*                                            410      6,371
Prudential Financial                                            120      5,645
Wells Fargo                                                      80      4,770
                                                                      --------
Total Financials                                                       124,262
------------------------------------------------------------------------------
HEALTH CARE--14.4%
------------------------------------------------------------------------------
Andrx*                                                          190      4,249
Bristol-Myers Squibb                                            180      4,261
Caremark Rx*                                                    170      5,452
Cephalon*                                                       180      8,622
Express Scripts*                                                 80      5,227
Invacare                                                        160      7,360
Johnson & Johnson                                               140      7,886

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Target Select Equity Fund

                                                                        MARKET
                                                              SHARES    VALUE
------------------------------------------------------------------------------
Molina Healthcare*                                               220   $ 7,810
Pacificare Health Systems*                                       190     6,973
PerkinElmer                                                      320     5,510
Pfizer                                                           210     6,426
UnitedHealth Group                                               100     7,374
                                                                       -------
Total Health Care                                                       77,150
------------------------------------------------------------------------------
INDUSTRIALS--9.3%
------------------------------------------------------------------------------
AGCO*                                                            420     9,500
Manpower                                                         150     6,673
Navistar International*                                          240     8,926
RR Donnelley & Sons                                              150     4,698
Sirva*                                                           230     5,267
Terex*                                                           160     6,944
WCI Communities*                                                 320     7,456
                                                                       -------
Total Industrials                                                       49,464
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.4%
------------------------------------------------------------------------------
Cisco Systems*                                                   190     3,439
Dell*                                                            230     8,188
Earthlink (A)*                                                   770     7,931
Fairchild Semiconductor International*                           210     2,976
Freescale Semiconductor*                                         180     2,574
Intel                                                            290     5,817
International Business Machines                                  120    10,289
Microsoft                                                        420    11,613
Qualcomm                                                         150     5,856
Semtech*                                                         310     5,943
Take-Two Interactive Software*                                   150     4,927

                                                                        MARKET
                                                             SHARES     VALUE
------------------------------------------------------------------------------
Tech Data*                                                      190   $  7,325
                                                                      --------
Total Information Technology                                            76,878
------------------------------------------------------------------------------
MATERIALS--5.0%
------------------------------------------------------------------------------
Commercial Metals                                               210      8,341
Georgia Gulf                                                    120      5,351
Greif                                                           130      5,479
RPM International                                               420      7,413
                                                                      --------
Total Materials                                                         26,584
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.3%
------------------------------------------------------------------------------
Golden Telecom                                                  130      3,709
Verizon Communications                                          250      9,845
Western Wireless, Cl A*                                         360      9,256
                                                                      --------
Total Telecommunication Services                                        22,810
------------------------------------------------------------------------------
UTILITIES--2.7%
------------------------------------------------------------------------------
Sierra Pacific Resources (A)*                                   620      5,549
TXU                                                             180      8,626
                                                                      --------
Total Utilities                                                         14,175
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $525,241)                                                       531,635
==============================================================================
------------------------------------------------------------------------------
WARRANTS--0.0%
------------------------------------------------------------------------------
Microstrategy, Expires
 06/24/07*                                                        3         --
Washington Mutual,
 Expires 11/22/05*                                              300         42
------------------------------------------------------------------------------
TOTAL WARRANTS
 (COST $0)                                                                  42
==============================================================================

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Target Select Equity Fund
                                                                        MARKET
                                                             SHARES     VALUE
------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES--2.4%
------------------------------------------------------------------------------
Boston Global Investment Trust -- Quality Portfolio          12,700   $ 12,700
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
HELD AS COLLATERAL FOR
LOANED SECURITIES
 (COST $12,700)                                                         12,700
==============================================================================
CASH EQUIVALENT--0.1%
------------------------------------------------------------------------------
BlackRock TempCash
 Fund, Institutional Shares                                     784        784
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
 (COST $784)                                                               784
------------------------------------------------------------------------------
TOTAL INVESTMENTS--102.4%
 (COST $538,725)                                                       545,161
==============================================================================
OTHER ASSETS AND LIABILITIES--(2.4)%
------------------------------------------------------------------------------
Obligation to Return
 Securities Lending Collateral                                         (12,700)
Investment Advisory Fees Payable                                          (394)
Administration Fees Payable                                                (64)

                                                                      VALUE
------------------------------------------------------------------------------
Trustees' Fees Payable                                             $        (4)
Other Assets and Liabilities, Net                                          163
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                     (12,999)
------------------------------------------------------------------------------
NET ASSETS--100.0%                                                 $   532,162
==============================================================================
------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------
Portfolio Capital (unlimited
 authorization--no par value)
 based on 93,507 of outstanding
 shares of beneficial interest                                     $ 2,445,244
Undistributed net investment income                                      1,033
Accumulated net realized loss on investments                        (1,920,551)
Net unrealized appreciation on investments                               6,436
------------------------------------------------------------------------------
NET ASSETS--100.0%                                                 $   532,162
==============================================================================
Net Asset Value, Offering and
 Redemption Price Per Share                                              $5.69
==============================================================================

* Non-income producing security.
(A) Security fully or partially on loan at September 30, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at September 30, 2004 was $11,685.
Cl -- Class
Amounts designated as "--" are either $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements

FINANCIAL STATEMENTS


STATEMENT OF OPERATIONS
For the Year Ended September 30, 2004

                                                                   Constellation
                                                                   Target Select
                                                                    Equity Fund
--------------------------------------------------------------------------------
Investment Income:
 Dividend                                                            $   7,240
 Interest                                                                   20
 Securities Lending                                                      1,002
 Less: Foreign Taxes Withheld                                               (6)
------------------------------------------------------------------------------
    Total Investment Income                                              8,256
------------------------------------------------------------------------------
Expenses:
 Trustees' Fees                                                         18,480
 Investment Advisory Fees                                                5,542
 Administration Fees                                                       764
 Transfer Agent Fees                                                    38,783
 Registration Fees                                                      20,219
 Professional Fees                                                      19,569
 Custodian Fees                                                         13,479
 Printing Fees                                                           6,982
 Insurance and Other Fees                                                  522
------------------------------------------------------------------------------
    Total Expenses                                                     124,340
    Less: Investment Advisory Fees Waived                               (5,542)
          Reimbursements by Adviser                                   (112,414)
------------------------------------------------------------------------------
 Net Expenses                                                            6,384
------------------------------------------------------------------------------
    Net Investment Income                                                1,872
------------------------------------------------------------------------------
 Net Realized Gain From Securities Sold                                 69,236
 Net Change in Unrealized Appreciation of Investment Securities          6,368
------------------------------------------------------------------------------
 Net Realized and Unrealized Gain on Investments                        75,604
------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting From Operations                $  77,476
==============================================================================

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended September 30,
                                                               Constellation
                                                              Target Select
                                                               Equity Fund
                                                           --------------------
                                                             2004        2003
-------------------------------------------------------------------------------
Investment Activities:
 Net Investment Income                                     $   1,872   $  4,391
 Net Realized Gain From Securities Sold                       69,236     76,763
 Net Realized Gain on Foreign Currency Transactions               --         48
 Net Change in Unrealized Appreciation of Investment
   Securities                                                  6,368      9,346
 Net Change in Unrealized Depreciation of Foreign
   Currency and Translation of Other Assets and
   Liabilities in Foreign Currency                                --        (24)
-------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations       77,476     90,524
-------------------------------------------------------------------------------
Dividends to Shareholders:
 Net Investment Income                                        (5,216)        --
-------------------------------------------------------------------------------
   Total Dividends                                            (5,216)        --
-------------------------------------------------------------------------------
Capital Share Transactions:
 Proceeds From Shares Issued                                 112,125    232,684
 Proceeds From Shares Issued in Lieu of Cash
   Distributions                                               5,091         --
 Cost of Shares Redeemed                                    (199,844)   (73,239)
-------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Capital Share
   Transactions                                              (82,628)   159,445
-------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                   (10,368)   249,969
-------------------------------------------------------------------------------
Net Assets:
   Beginning of Year                                         542,530    292,561
-------------------------------------------------------------------------------
   End of Year                                             $ 532,162   $542,530
===============================================================================
   Undistributed Net Investment Income                     $   1,033   $  4,329
===============================================================================
Shares Issued and Redeemed:
   Issued                                                     19,831     51,360
   Issued in Lieu of Cash Distributions                          927         --
   Redeemed                                                  (35,909)   (15,282)
-------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares                 (15,151)    36,078
===============================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period

                                 Net asset       Net       Realized and                  Dividends    Distributions
                                  value,     investment     unrealized    Total from     from net         from            Total
                                 beginning     income        gains on     investment    investment       capital      dividends and
                                  of year      (loss)      investments    activities      income          gains       distributions
------------------------------------------------------------------------------------------------------------------------------------
Constellation Target Select Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
2004(1)                           $ 4.99       $ 0.03        $  0.73        $  0.76       $(0.06)        $   --           $(0.06)
2003                                4.03         0.05           0.91           0.96           --             --               --
2002                                6.37        (0.09)         (2.25)         (2.34)          --             --               --
2001(3)                            21.84        (0.02)        (10.32)        (10.34)          --          (5.13)           (5.13)
2000                               17.17        (0.06)         10.74          10.68           --          (6.01)           (6.01)

  * Returns are for the period indicated and have not been annualized.
  + Inclusive of directed brokerage arrangements, waivers and/or reimbursements.
(1) On March 4, 2004 shareholders of the Fund approved a change in adviser from Concentrated Capital Management, LP to Constellation Investment Management Company, LP, with Turner Investment Partners, Inc. becoming the Fund's sub-adviser.
(2) Effective May 20, 2003 the maximum expense cap changed from 1.22% to 1.50%.
(3) On October 19, 2000 shareholders of the TIP Target Select Equity Fund (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the Alpha Select Funds Target Select Equity Fund. In connection with the reorganization, shareholders approved a change in the adviser from Turner Investment Partners, Inc. to Concentrated Capital Management, LP.
(4) On November 1, 2000 the maximum expense cap changed from 1.30% to 1.22%.

Amounts designated as "-" are either $0 or have been rounded to $0.

                                           Net                  Net                                       Ratio of net
                                          asset               assets      Ratio of      Ratio of total     investment
                                         value,                 end     net expenses       expenses       income (loss)   Portfolio
                                           end      Total     of year    to average       to average       to average      turnover
                                         of year   return*     (000)     net assets+      net assets       net assets+       rate
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                         $ 5.69      15.17%   $  532        1.16%            22.65%            0.34%         822.87%
                                           4.99      23.82       543        0.49(2)          37.26             1.02          837.39
                                           4.03     (36.73)      293        1.10             26.94            (0.80)         984.03
                                           6.37     (57.64)    1,759        1.23(4)          10.29            (0.26)         681.78
                                          21.84      74.45     4,506        1.30              6.06            (0.55)       1,081.55

NOTES OF FINANCIAL STATEMENTS                                CONSTELLATION FUNDS
September 30, 2004

1. ORGANIZATION:

CONSTELLATION FUNDS (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-three active portfolios. The financial statements herein are those of the Constellation Target Select Equity Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholders interest is limited to the Fund in which shares are held. The Fund is registered to offer three separate classes of shares: Class A Shares, Class C Shares and Class I Shares. The Class I Shares are the only active class of shares as of September 30, 2004. The Fund is non-diversified, and may therefore be invested in equity securities of a limited number of issuers. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Security Valuation- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain and use the average of the bid and ask price from at least two independent brokers.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security's primary pricing source is not able or willing to provide a price or a significant event with respect to a security has occurred. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

NOTES OF FINANCIAL STATEMENTS (Continued)                    CONSTELLATION FUNDS

September 30, 2004

Security Transactions and Related Income- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

Foreign Currency Translation- The books and records of the Fund are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transaction.

For foreign equity securities, the Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Expenses- Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Trust on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

Repurchase Agreements- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 100%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Dividends and Distributions to Shareholders- Dividends from net investment income are declared and paid to shareholders annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Constellation Investment Management Company, LP ("CIMCO") (the Adviser and Administrator), Turner Investment Partners, Inc. (the Sub-Adviser) and SEI Investments Global Funds Services (the Sub-Administrator) and/or SEI Investments Distribution Co. Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

The Fund did effect trades through Constellation Investment Distribution Company, Inc. ("CIDCO") when CIDCO was acting as Turner Investment Distributors, Inc., for security purchases and sales transactions. Commissions paid on those trades for the Fund for the year ended September 30, 2004 were $115.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund engages in a "Manager-of-Managers" platform.

NOTES OF FINANCIAL STATEMENTS (Continued)                   CONSTELLATION FUNDS
September 30, 2004

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

CIMCO provides administrative services to the Fund under an Administration Agreement with the Trust. For its services, CIMCO receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion, and 0.12% on such assets in excess of $2 billion (subject to applicable waivers). The fee is then allocated among the Funds on the basis of relative daily net assets. Prior to March 4, 2004, Turner provided administrative services to the Fund. Under a separate Sub-Administration Agreement between CIMCO and the Sub-Administrator, the Sub-Administrator provides accounting and other administrative services to the Fund. For the year ended September 30, 2004, the Sub-Administrator was paid $356 by CIMCO.

CIDCO, a broker dealer subsidiary of CIMCO, provides distribution services and shareholder servicing to the Fund under separate Distribution and Shareholder Servicing Agreements. Prior to March 4, 2004, Turner provided distribution services and shareholder servicing to the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund reimburses CIMCO for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and CIMCO are parties to an Investment Advisory Agreement dated March 4, 2004, under which the Adviser receives an annual fee base equal to 1.0625% of the average daily net assets of the Fund. Prior to March 4, 2004, Concentrated Capital Management, LP served as investment adviser to the Fund. The Fund has one Sub-Adviser, Turner Investment Partners, Inc. For its services, the Sub-Adviser is entitled to receive a fee payable by the Adviser.

The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses of the Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.50% and to voluntarily keep the Fund's "other expenses" (as a percentage of average daily net assets on an annualized basis) from exceeding 0.1575%.

The advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. Effective May 10, 2004, the Fund's base fee is accrued daily and paid monthly, based on the Fund's average net assets during the current month. Prior to May 10, 2004, the Fund's base fee is accrued daily and paid monthly, based on average net assets during the performance period, which was then multiplied by a fraction, the numerator of which was the number of days in the month and denominator of which was 365 (366 in leap years). The performance period consists of the current month plus the previous 11 months.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark (the Russell 3000 Index) over the 12-month period. The annual performance adjustment is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee. The base advisory fee, annual adjustment rate and over/under performance relative to the benchmark threshold is as follows:

NOTES OF FINANCIAL STATEMENTS (Continued)                   CONSTELLATION FUNDS
SEPTEMBER 30, 2004

   BASE ADVISORY              ANNUAL ADJUSTMENT              BENCHMARK
       FEE                          RATE                     THRESHOLD
   -------------              -----------------              ---------
      1.0625%                    +/-0.15%                    +/-3.01%

During the year ended September 30, 2004, the Fund's Advisory Fees were adjusted in accordance with the policy described above as follows:

                                                             NET ADVISOR
   BASE ADVISER                 PERFORMANCE                  FEES BEFORE
       FEE                      ADJUSTMENT                    WAIVERS
   ------------                 ----------                   -----------
     $5,988                       $(446)                       $5,542

6. INVESTMENT TRANSACTIONS:

The total cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended September 30, 2004, were as follows: Purchases $4,589,883 Sales 4,657,147

7. FEDERAL TAX POLICIES INFORMATION:

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. These book/tax differences are primarily due to wash sales. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax characteristic of dividends declared during the year ended September 30, 2004 were all attributable to ordinary income.

As of September 30, 2004, the components of Accumulated Losses on a tax basis for the Fund were as follows:

                                                                     AMOUNT
                                                                  -----------
Capital loss carryforwards .................................      $(1,903,226)
Undistributed ordinary income ..............................             1,036
Unrealized depreciation ....................................          (10,892)
                                                                  -----------
Total accumulated losses ...................................      $(1,913,082)
                                                                  ===========

The Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

YEAR LOSS EXPIRES                                                    AMOUNT
                                                                  -----------
2011 .......................................................      $   218,751
2010 .......................................................        1,649,644
2009 .......................................................           34,831

NOTES OF FINANCIAL STATEMENTS (Concluded)                   CONSTELLATION FUNDS
September 30, 2004

During the year ended September 30, 2004, the Fund utilized capital loss carryforwards of $86,563 to offset capital gains.

At September 30, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Fund were as follows:

Federal tax cost ...........................................        $ 556,053
                                                                    ---------
Aggregate gross unrealized
   appreciation ............................................           18,419
Aggregate gross unrealized
   depreciation ............................................          (29,311)
                                                                    ---------
Net unrealized depreciation ................................        $ (10,892)
                                                                    =========
8. CREDIT RISKS:

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. LOANS OF PORTFOLIO SECURITIES:

The Trust may lend securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms approved by the Board. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. The Fund is receiving an annual fee for its participation in the Lending Agreement which is allocated among participating funds based on estimated lending activity. In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Cash collateral received in connection with securities lending is invested in Boston Global Investment Trust--Quality Portfolio. The Quality Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Goldman Sachs Asset Management ("GSAM"), for which GSAM receives an investment advisory fee. The Quality Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

On June 14, 2004, Ernst & Young LLP (E&Y) was dismissed as independent registered public accounting firm for the Fund. KPMG LLP (KPMG) was selected as the Fund's independent registered public accounting firm. The Fund's selection of KPMG as its independent registered public accounting firm was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

The reports of the financial statements audited by E&Y for the Fund and its predecessor entities for each of the years in the five-year period ended September 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of E&Y would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of the Constellation Funds:

We have audited the accompanying statement of net assets of the Constellation Target Select Equity Fund, one of the Funds constituting the Constellation Funds (the "Fund"), as of September 30, 2004, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for periods prior to September 30, 2004 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated November 13, 2003.

We conducted our audit in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Constellation Target Select Equity Fund as of September 30, 2004, and the results of its operations, the changes in its net assets and its financial highlights for the year ended September 30, 2004, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Philadelphia, Pennsylvania
November 19, 2004

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

INTERESTED TRUSTEE

John H. Grady, Jr.
ADDRESS        Constellation Investment Management Company, LP, Berywn, PA 19312
DATE OF BIRTH  6/1/61
POSITION HELD
WITH FUND      Trustee and President; Chairman of the Board
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
President and CEO of CIMCO since 2003. Executive Vice President & Secretary from 2001 to 2003 - General Counsel, Chief Legal Officer of Turner from 2001 to 2003. CID President, Chief Operating Officer since September 2001. Partner, Morgan, Lewis & Bockius LLP (law firm) (October 1995- January 2001).

NON-INTERESTED TRUSTEES

Ronald Filante
ADDRESS        51 Verdum Avenue, New Rochelle, NY 10804
DATE OF BIRTH  11/19/45
POSITION HELD
WITH FUND      Trustee
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Associate Professor of Finance, Pace University, since 1987.

Alfred C. Salvato
ADDRESS        13 Fountain Court, Cherry Hill. NJ 08034
DATE OF BIRTH  1/9/58
POSITION HELD
WITH FUND      Trustee
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Treasurer, Thomas Jefferson University, since 1995, and Assistant Treasurer, 1988-1995.


Janet F. Sansone
ADDRESS        1023 North Pitt Street, Alexandria, VA 22314-1525
DATE OF BIRTH  8/11/45
POSITION HELD
WITH FUND      Trustee since 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Executive Director, JFS Consulting. Consultant since 1999. Senior Vice President of Human Resources of Frontier Corporation (telecommunications company), (1993-1999).

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


EXECUTIVE OFFICERS

Peter Golden
ADDRESS        SEI Investments, Oaks PA, 19456
DATE OF BIRTH  6/27/64
POSITIONS HELD
WITH FUND      Controller and Chief Financial Officer since 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Director of Funds Accounting of SEI Investments (investment management company) since June 2001; Previously, Vice President of Fund Administration, J.P. Morgan Chase & Co. (investment bank), March 2000 to April 2001; Vice President, Fund and Pension Accounting, Chase Manhattan Bank (investment bank), June 1997 to March 2000.


Lydia A. Gavalis
ADDRESS        SEI Investments, Oaks PA, 19456
DATE OF BIRTH  6/5/64
POSITIONS HELD
WITH FUND      Vice President and Assistant Secretary since 1999
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Vice President and Assistant Secretary of SEI Investments (investment management company) since 1998.



Timothy D. Barto
ADDRESS        SEI Investments, Oaks PA, 19456
DATE OF BIRTH  3/28/68
POSITIONS HELD
WITH FUND      Vice President and Assistant Secretary since 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SEI Investments (investment management company) since December 1999. Associate at Dechert Price & Rhoads (law firm) (1997-1999).

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

Christine M. McCullough
ADDRESS        SEI Investments, Oaks PA, 19456
DATE OF BIRTH  12/2/60
POSITIONS HELD
WITH FUND      Vice President and Assistant Secretary since 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Employed by SEI Investments (investment management company) since November 1, 1999. Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at White and Williams LLP (law firm) (1991-1999).


Antoinette C. Robbins
ADDRESS        Constellation Investment Management Company, LP, Berywn, PA 19312
DATE OF BIRTH  3/23/63
POSITION HELD
WITH FUND      Vice President since 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Employed by CIMCO as Vice President and Director of Compliance since 2004. Previously, Vice President and Director of Compliance of Turner Investment Partners, Inc. (investment management company) (2002-2004). Senior Gift Planning Officer, American Civil Liberties Union (2001-2002). Assistant Vice President and Counsel, Equitable Life Assurance Society of the United States (insurance company) (1996-2002).


John J. Canning
ADDRESS        Constellation Investment Management Company, LP, Berywn, PA 19312
DATE OF BIRTH  11/15/70
POSITIONS HELD
WITH FUND      Vice President and Chief Compliance Officer since 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Employed by CIMCO as Vice President and Director of Mutual Fund Administration and Operations since 2004. Previously, Assistant Director of Mutual Fund Administration and Operations, Sub-Advisory Institutional Service Product Manager for Turner Investment Partners, Inc. (investment management company) (2000-2004). Portfolio Implementation Analyst, SEI Investments (investment management company) (1998-2000).

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


Rami Livelsberger
ADDRESS        Constellation Investment Management Company, LP, Berywn, PA 19312
DATE OF BIRTH  11/14/74
POSITIONS HELD
WITH FUND      Vice President and Assistant Secretary since 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Employed by CIMCO as Vice President, Fund Governance since 2004. Previously, Compliance Officer, Legal Assistant for Turner Investment Partners, Inc. (investment management company) (2001-2004). Legal Assistant, Morgan Lewis & Bockius LLP (law firm) (1999-2001).

Saeed A. Franklin
ADDRESS        Constellation Investment Management Company, LP, Berywn, PA 19312
DATE OF BIRTH  8/1/75
POSITION HELD
WITH FUND      Vice President since 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Employed by CIMCO as Vice President, Fund Administration; previously, Broker Dealer Coordinator, Turner Investment Partners, Inc. (investment management company) (2003-2004). Performance Analyst, ING Variable Annuities (an insurance company) (2001-2003). Senior Fund Accountant, Bank of New York (investment bank) (1999-2001). Fund Accountant, PFPC Inc. (investment management company) (1997-1999).

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-242-5742.

NOTICE TO SHAREHOLDERS (UNAUDITED)


For Shareholders that do not have a September 30, 2004 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2004, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2004, the Fund is designating the following items with regard to distributions paid during the year.

                                                        Long Term        Ordinary
                                                      Capital Gain        Income        Tax Exempt
                Portfolio                             Distributions    Distributions     Interest
                ---------                             -------------    -------------    ----------
Constellation Target Select Equity Fund                     0%              100%             0%

                                                                         Dividends
                                                                         Qualifying
                                                                        for Corporate
                                                                         Ordinary        Qualifying
                                                          Total            Income         Dividends
                 Portfolio                             Distributions   Distributions (1)  Income (2)
                 ---------                             -------------   ----------------- -----------
Constellation Target Select Equity Fund                   100%               16%              18%

-------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions"
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

The Information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form 1099-Div.

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Constellation Investment Management Company, LP and each of the underlying sub-advisers (Clover Capital, Chartwell Investment Partners, Hilliard Lyons Asset Management and Turner Investment Partners, Inc with respect to each other Fund). Constellation and the sub-advisers will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

Beginning on the fiscal quarter ended December 31, 2004, the Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning in 2004, the Trust is required to disclose annually each Fund's complete proxy voting record on new Form N-PX. The first filing of Form N-PX covers the period from July 1, 2003 through June 30, 2004, and was filed no later than August 31, 2004. Once filed, Form N-PX for each Fund will be available via the Funds' website, www.constellationfundsgroup.com. Each Fund's Form N-PX will also be available on the SEC's website at http://www.sec.gov.

CONSTELLATION FUNDS

TRUST
Constellation Funds
P.O. Box 219520
Kansas City, MO 64105-9520

INVESTMENT ADVISER
Constellation Investment Management Company, LP

SUB-ADVISER
Turner Investment Partners, Inc.

DISTRIBUTOR
Constellation Investment Distribution Company, Inc.

ADMINISTRATOR
Constellation Investment Management Company, LP

LEGAL COUNSEL
Morgan, Lewis & Bockius, LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP


To open an account, receive account information, make inquiries, or request literature:
1 (866) 242 5742

This report was prepared for shareholders of the Constellation Target Select Equity Fund. It may be distributed to others only if preceded or accompanied by a current Prospectus, which contains detailed information.

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Constellation Funds has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met many of the qualifications. The Board also determined that, given the size and type of the Constellation Funds and of the nature of the accounting and valuation issues they have presented, it did not appear that the Audit Committee members lacked any necessary skills, and concluded that it was not necessary to appoint an audit committee financial expert to the Audit Committee. Finally, the Board of Trustees indicated that whether a candidate for a new or replacement Trustee position qualified as an audit committee financial expert would be given due consideration by the Board in determining whether to nominate and/or select such candidate..

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Effective April 9, 2004, the Board of Trustees of the Alpha Select Funds approved a change in the name of the Trust to the Constellation Funds. On June 14, 2004 the Funds' Board of Trustees dismissed Ernst & Young LLP as independent auditor for the Funds and selected KPMG LLP as independent auditors to the Funds. For the fiscal year ended September 30, 2004, the aggregate Audit Fees billed by KPMG LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year for the Constellation Funds are shown in the table below.

------------------ -----------------------------------------------------
                                         2004(1)
------------------ -----------------------------------------------------
                   All fees and      All fees and      All other fees
                   services to the   services to       and services to
                   Trust that were   service           service
                   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require
                                     approved          pre-approval
------- ---------- ----------------- ----------------- -----------------
(a)     Audit          $347,000             $0                $0
        Fees(2)
------- ---------- ----------------- ----------------- -----------------
(b)     Audit-Related     $0                $0                $0
        Fees
------- ---------- ----------------- ----------------- -----------------
(c)     Tax Fees       $40,000              $0                $0
------- ---------- ----------------- ----------------- -----------------
(d)     All               $0                $0                $0
        Other
        Fees
------- ---------- ----------------- ----------------- -----------------

     Notes:
     (1) Prior to April 9, 2004, the Constellation Funds (the "Trust") operated as the Alpha Select Funds and consisted of only one mutual fund, the Target Select Equity Fund. The name change was approved by the Trust's Board of Trustees on January 26, 2004. As of September 30, 2004, the Trust consisted of 24 mutual funds and generated higher audit costs in 2004 than were generated in 2003.
     (2) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

Ernst & Young LLP did not serve as the Constellation Funds auditor for the fiscal year 2004. For the fiscal year ended September 30, 2003, the audit fees billed by Ernst & Young LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the Alpha Select Funds are as follows:

Audit Fees (4a)

Audit fees for the Alpha Select Funds totaled $16,000 in 2003, including fees associated with the annual audit and filing of the Trust's N-1A.

Audit Related Fees (4b)

None

Tax Fees (4c)

None

Other Fees (4d)

None

(e)(1) The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Audit Committee's consideration of non-audit services by the Registrant's audit firms. The policies and procedures require pre-approving all audit and permitted non-audit services the independent auditor provides to the Fund, and all services that the independent auditor provides to the Fund's investment adviser(s) and advisory affiliates (whether or not directly related to the Fund's operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and
(b) de minimis non-audit services, shall not require pre-approval. A non-audit service is de minimis if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the Fund, its investment adviser, and advisory affiliates that provide ongoing services to the Trust for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided;
(b) the Trust did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2004             2003
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%
                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%
                ---------------------------- ----------------- ----------------

(f) Not applicable

(g) The aggregate non-audit fees and services billed by KPMG LLP for fiscal year ended September 30, 2004 were $0. The aggregate non-audit fees and services billed by Ernst & Young LLP for the fiscal year ended September 30, 2003 were $229,512. These fees were primarily for tax compliance and other services to the Registrant's former investment adviser, Turner Investment Partners, Inc. and its subsidiaries.

(h) The audit committee is required to pre-approve services to certain entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Funds. This includes services rendered to the adviser (excluding sub-advisers) and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant (hereafter referred to as "affiliates"). There were no services provided to affiliates requiring pre-approval by the committee.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 22, 2004, the shareholders of the Trust's then-sole series, the Target Select Equity Fund, approved a change in the Fund's investment adviser to Constellation Investment Management Company, LP ("CIMCO"), approved a new sub-advisory agreement between CIMCO and Turner Investment Partners, Inc. ("TIP"), and approved a new distribution agreement with Constellation Investment Distribution Company, Inc. On May 7, 2004, the sole shareholder of the Constellation Clover Large Cap Value Fund, Constellation Clover Core Value Fund, Constellation Clover Small Cap Value Fund, Constellation Clover Core Fixed Income Fund, Constellation Chartwell Ultra Short Duration Fixed Income Fund, Constellation Chartwell Short Duration Fixed Income Fund, Constellation Chartwell High Yield Fund, Constellation TIP Small Cap Value Opportunities Fund, Constellation TIP Financial Services Fund, Constellation TIP Healthcare & Biotechnology Fund, Constellation TIP Tax Managed U.S. Equity Fund and Constellation Strategic Value and High Income Fund approved new advisory and sub-advisory agreements with (or relating to) CIMCO and the following firms:
TIP, Clover Capital Management, Inc. and Chartwell Investment Partners. On August 1, 2004, the sole shareholders of the Constellation Pitcairn Diversified Value Fund, Constellation Pitcairn Select Value Fund, Constellation Pitcairn Diversified Growth Fund, Constellation Pitcairn Small Cap Fund, Constellation Pitcairn Family Heritage(R) Fund, Constellation Pitcairn Taxable Bond Fund, Constellation Pitcairn Tax-Exempt Bond Fund, Constellation Sands Capital Select

Growth Fund and Constellation International Equity Fund approved advisory and sub-advisory agreements with (or relating to) CIMCO and the following firms:
Pitcairn Investment Management, Sands Capital Management, Inc., Oechsle International Advisors, LLC, The Boston Company Asset Management, LLC and Brandywine Asset Management, LLC.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Constellation Funds


By (Signature and Title)*                   /s/ John H. Grady, Jr.
                                           -------------------------------------
                                            John H. Grady, Jr., President & CEO

Date 11/26/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ John H. Grady, Jr.
                                           -----------------------------------
                                           John H. Grady, Jr., President & CEO

Date 11/26/04


By (Signature and Title)*                  /s/ Peter J. Golden
                                           -----------------------------------
                                           Peter J. Golden, Controller & CFO

Date 11/26/04
* Print the name and title of each signing officer under his or her signature.

                               CONSTELLATION FUNDS
                                 CODE OF ETHICS
                                 --------------

                            Adopted Under Rule 17j-1

             While affirming its confidence in the integrity and good faith of all of its officers and trustees, Alpha Select Funds (the "Trust"), recognizes that the knowledge of present or future portfolio transactions and, in certain instances, the power to influence portfolio transactions which may be possessed by certain of its officers, employees and trustees could place such individuals, if they engage in personal transactions in securities which are eligible for investment by the Trust, in a position where their personal interest may conflict with that of the Trust.

             In view of the foregoing and of the provisions of Rule 17j-1(b)(1) under the Investment Company Act of 1940 (the "1940 Act"), the Trust has determined to adopt this Code of Ethics to specify and prohibit certain types of transactions deemed to create conflicts of interest (or at least the potential for or the appearance of such a conflict), and to establish reporting requirements and enforcement procedures.

I.           STATEMENT OF GENERAL PRINCIPLES.

             In recognition of the trust and confidence placed in the Trust by its shareholders, and to give effect to the Trust's belief that its operations should be directed to the benefit of its shareholders, the Trust hereby adopts the following general principles to guide the actions of its trustees, officers and employees.

             (1) The interests of the Trust's shareholders are paramount, and all of the Trust's personnel must conduct themselves and their operations to give maximum effect to this tenet by assiduously placing the interests of the shareholders before their own.

             (2) All personal transactions in securities by the Trust's personnel must be accomplished so as to avoid even the appearance of a conflict of interest on the part of such personnel with the interests of the Trust and its shareholders.

             (3) All of the Trust's personnel must avoid actions or activities that allow (or appear to allow) a person to profit or benefit from his or her position with respect to the Trust, or that otherwise bring into question the person's independence or judgment.

II.          DEFINITIONS.

             (1) "Access Person" shall mean (i) each trustee or officer of the Trust, (ii) each employee of the Trust (or of any company in a control relationship to the Trust) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Trust or any series thereof (each a "Fund"), or whose functions relate to the making of any recommendations with respect to such purchases or sales, and (iii) any natural person in a control relationship to the Trust who obtains information concerning recommendations made to or by the Trust with respect to the purchase or sale of a security by any Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales;
                      (iv) each director, officer or general partner of any principal underwriter for the Trust, but only where such person in the ordinary course either makes, participates in, or obtains information regarding the purchase or sale of securities by the Fund(s), or whose functions relate to the making of recommendations regarding securities to the Fund(s); and (v) any natural person in a control relationship with a Fund or any of the Funds' advisers or sub-advisers who obtain information concerning recommendations made to the Funds with regard to the purchase or sale of a security.

             (2) "Beneficial ownership" of a security is to be determined in the same manner as it is for purposes of Section 16 of the Securities Exchange Act of 1934. This means that a person should generally consider himself the beneficial owner of any securities in which he has a direct or indirect pecuniary interest. In addition, a person should consider himself the beneficial owner of securities held by his spouse, his minor children, a relative who shares his home, or other persons by reason of any contract, arrangement, understanding or relationship that provides him with sole or shared voting or investment power.

             (3)      "Control" shall have the same meaning as that set forth in
                      Section 2(a)(9) of the 1940 Act. Section 2(a)(9) provides that "control" means the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company. Ownership of 25% or more of a company's outstanding voting security is presumed to give the holder thereof control over the company. Such presumption may be countered by the facts and circumstances of a given situation.

             (4) "Independent Trustee" means a Trustee of the Trust who is not an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

             (5) "Initial Public Offering" ("IPO") means an offering of Securities registered under the Securities Act of 1933, the issuer of which, immediately before registration, was not subject to the reporting requirements of Section 13 or
                      Section 15(d) of the Securities Exchange Act of 1934.

             (6) "Private Placement" means an offering that is exempt from registration under the Securities Act of 1933 pursuant to
                      Section 4(2) or Section 4(6) in the Securities Act of
                      1933.

             (7) "Special Purpose Investment Personnel" means each Access Person who, in connection with his or her regular functions (including, where appropriate, attendance at Board meetings and other meetings at which the official business of the Trust or any Fund thereof is discussed or carried on), obtains contemporaneous information regarding the purchase or sale of a security by a Fund. Special Purpose Investment Personnel shall occupy this status only with respect to those securities as to which he or she obtains such contemporaneous information.

             (8) "Purchase or sale of a security" includes, among other things, the writing of an option to purchase or sell a security.

             (9) "Security" shall have the same meaning as that set forth in Section 2(a)(36) of the 1940 Act, except that it shall not include securities issued by the Government of the United States or an agency thereof, bankers' acceptances, bank certificates of deposit, commercial paper and registered, open-end mutual funds and high quality short-term debt instruments, including repurchase agreements.

             (10) A Security "held or to be acquired" by the Trust or any Fund means (A) any Security which, within the most recent fifteen days, (i) is or has been held by the Trust or any Fund thereof, or (ii) is being or has been considered by a Fund's investment adviser for purchase by the Fund; and
                      (B) any option to purchase or sell and any Security convertible into or exchangeable for any Security described in (A) above..

             (11) A Security is "being purchased or sold" by the Trust from the time when a purchase or sale program has been communicated to the person who places the buy and sell orders for the Trust until the time when such program has been fully completed or terminated.

III.         PROHIBITED PURCHASES AND SALES OF SECURITIES.

             (1) No Access Person shall, in connection with the purchase or sale, directly or indirectly, by such person of a Security held or to be acquired by any Fund of the Trust:

                      (A) employ any device, scheme or artifice to defraud such Fund;

                      (B) make to such Fund any untrue statement of a material fact or omit to state to such Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

                      (C) engage in any act, practice or course of business which would operate as a fraud or deceit upon such Fund; or

                      (D) engage in any manipulative practice with respect to Fund.

             (2) No Special Purpose Investment Personnel may purchase or sell, directly or indirectly, any Security as to which such person is a Special Purpose Investment Personnel in which he had (or by reason of such transaction acquires) any Beneficial Ownership at any time within 7 calendar days before or after the time that the same (or a related) Security is being purchased or sold by any Fund.

             (3) No Special Purpose Investment Personnel may sell a Security as which he or she is a Special Purpose Investment Personnel within 60 days of acquiring beneficial ownership of that Security.

IV.          ADDITIONAL RESTRICTIONS AND REQUIREMENTS

             (1) Pre-approval of IPOs and Private Placements - Each Access Person must obtain approval from the Review Officer before acquiring beneficial ownership of any securities offered in connection with an IPO or a Private Placement.

             (2) No Access Person shall accept or receive any gift of more than de minimis value from any person or entity that does business with or on behalf of the Trust.

             (3) Each Access Person (other than the Trust's Independent Trustees and its Trustees and officers who are not currently affiliated with or employed by the Trust's investment adviser or principal underwriter) who is not required to provide such information under the terms of a code of ethics described in Section VII hereof must provide to the Review Officer a complete listing of all securities owned by such person as of the end of a calendar quarter. The initial listing must be submitted no later than January 31, 2001 (or within 10 days of the date upon which such person first becomes an Access Person of the Trust), and each update thereafter must be provided no later than 30 days after the start of the subsequent year.

V.           REPORTING OBLIGATIONS.

             (1) Each Access Person (other than the Trust's Independent Trustees) shall report all transactions in Securities in which the person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership. Reports shall be filed with the Review Officer quarterly. The Review Officer shall submit confidential quarterly reports with respect to his or her own personal securities transactions to an officer designated to receive his or her reports ("Alternate Review Officer"), who shall act in all respects in the manner prescribed herein for the Review Officer.

             (2) Every report shall be made not later than 10 days after the end of the calendar quarter in which the transaction to which the report relates was effected, and shall contain the following information:

                      (A) The date of the transaction, the title and the number of shares or the principal amount of each security involved;

                      (B) The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

                      (C)     The price at which the transaction was effected;

                      (D) The name of the broker, dealer or bank with or through whom the transaction was effected; and

                      (E)     The date the report was submitted by the Access
                              Person.

             (3) In the event no reportable transactions occurred during the quarter, the report should be so noted and returned signed and dated

             (4) An Access Person who would otherwise be required to report his or her transactions under this Code shall not be required to file reports pursuant to this Section VI where such person is required to file reports pursuant to a code of ethics described in Section VII, hereof.

             (5) An Independent Trustee shall report transactions in Securities only if the Trustee knew at the time of the transaction or, in the ordinary course of fulfilling his or her official duties as a trustee, should have known, that during the 15 day period immediately preceding or following the date of the transaction, such security was purchased or sold, or was being considered for purchase or sale, by the Trust. (The "should have known" standard implies no duty of inquiry, does not presume there should have been any deduction or extrapolation from discussions or memoranda dealing with tactics to be employed meeting a Fund's investment objectives, or that any knowledge is to be imputed because of prior knowledge of a Fund's portfolio holdings, market considerations, or a Fund's investment policies, objectives and restrictions.)

             (6) Any such report may contain a statement that the report shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the security to which the report relates.

             (7) Each Independent Trustee shall report the name of any publicly-owned company (or any company anticipating a public offering of its equity securities) and the total number of its shares beneficially owned by him or her if such total ownership is more than 1/2 of 1% of the company's outstanding shares. Such report shall be made promptly after the date on which the Trustee's ownership interest equaled or exceeded 1/2 of 1%.

VI.          REVIEW AND ENFORCEMENT.

             (1) The Review Officer shall compare all reported personal securities transactions with completed portfolio transactions of the Trust and a list of securities being considered for purchase or sale by the Trust's adviser(s) and sub-adviser(s) to determine whether a violation of this Code may have occurred. Before making any determination that a violation has been committed by any person, the Review Officer shall give such person an opportunity to supply additional explanatory material.

             (2) If the Review Officer determines that a violation of this Code may have occurred, he shall submit his written determination, together with the confidential monthly report and any additional explanatory material provided by the individual, to the President of the Trust and outside counsel, who shall make an independent determination as to whether a violation has occurred.

             (3) If the President and outside counsel find that a violation has occurred, the President shall impose upon the individual such sanctions as he or she deems appropriate and shall report the violation and the sanction imposed to the Board of Trustees of the Trust.

             (4) No person shall participate in a determination of whether he has committed a violation of the Code or of the imposition of any sanction against himself. If a securities transaction of the President is under consideration, any Vice President shall act in all respects in the manner prescribed herein for the President.

VII. INVESTMENT ADVISER'S, ADMINISTRATOR'S OR PRINCIPAL UNDERWRITER'S CODE OF ETHICS.

             Each investment adviser (including, where applicable, any sub-adviser), administrator or manager (where applicable), and principal underwriter of the Trust shall:

             (1) Submit to the Board of Trustees of the Trust a copy of its code of ethics adopted pursuant to Rule 17j-1, which code shall comply with the recommendations of the Investment Company Institute's Advisory Group on Personal Investing or be accompanied by a written statement explaining any differences and supplying the rationale therefor;

             (2) Promptly report to the appropriate Trust in writing any material amendments to such code of ethics;

             (3) Promptly furnish to the Trust upon request copies of any reports made pursuant to such Code by any person who is an Access Person as to the Trust; and

             (4) Shall immediately furnish to the Trust, without request, all material information regarding any violation of such Code by any person who is an Access Person as to the Trust.

VIII.        ANNUAL WRITTEN REPORT TO THE BOARD.

             At least once a year, the Review Officer will provide the Board of Trustees a written report that includes:

             (1) ISSUES ARISING UNDER THE CODE - The Report will describe any issue(s) that arose during the previous year under the Code, including any material Code violations, and any resulting sanction(s).

             (2) CERTIFICATION - The Report will certify to the Board of Trustees that the each Trust has adopted measures reasonably necessary to prevent its personnel from violating the Code currently and in the future.

IX.          RECORDS.

             The Trust shall maintain records in the manner and to the extent set forth below, which records may be maintained under the conditions described in Rule 31a-2 under the Investment Company Act and shall be available for examination by representatives of the Securities and Exchange Commission.

             (1) A copy of this Code and any other code which is, or at any time within the past five years has been, in effect shall be preserved in an easily accessible place;

             (2) A record of any violation of this Code and of any action taken as a result of such violation shall be preserved in an easily accessible place for a period of not less than five years following the end of the fiscal year in which the violation occurs;

             (3) A copy of each report made by an officer or trustee pursuant to this Code shall be preserved for a period of not less than five years from the end of the fiscal year in which it is made, the first two years in an easily accessible place; and

             (4) A list of all persons who are, or within the past five years have been, required to make reports pursuant to this Code shall be maintained in an easily accessible place.

             (5) A copy of each annual report to the Board of Trustees will be maintained for at least five years from the end of the fiscal year in which it is made, the first two years in an easily accessible place; and

             (6) A record of any decision, and the reasons supporting the decision, to approve the acquisition of Securities in an IPO or a Private Placement, shall be preserved for at least five years after the end of the fiscal year in which the approval is granted.

X.           MISCELLANEOUS

             (1) Confidentiality. All reports of securities transactions and any other information filed with the Trust pursuant to this Code shall be treated as confidential.

             (2) Interpretation of Provisions. The Board of Trustees may from time to time adopt such interpretations of this Code as it deems appropriate.

             (3) Periodic Review and Reporting. The President of the Trust shall report to the Board of Trustees at least annually as to the operation of this Code and shall address in any such report the need (if any) for further changes or modifications to this Code.



Revised November 5, 2004